DEBT - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) day shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) $ / shares	Mar. 31, 2017	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debt			$ 396,901,000		$ 381,254,000
EBITDA	$ 85,100,000
Shares available for sale under prospectus			470,800,000
Shares authorised under prospectus			500,000,000
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity of credit facility			120,000,000
Debenture securing debt			$ 1,000,000,000
Senior debt covenant, maximum		3.00	3.00	3.5
Fixed charge coverage ratio	2.25
Additional indebtedness, maximum amount	$ 675,000,000
Percentage of adjusted net tangible assets	35.00%
Borrowing amount above ACNTA	$ 150,000,000
Current maximum borrowing amount	$ 675,000,000
Credit Facilities | Top of range
Disclosure of detailed information about borrowings [line items]
Standby fee rate		0.875%	0.875%
Credit Facilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Standby fee rate		0.50%	0.50%
Credit Facilities | Floating interest rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate		4.45%	4.45%
Bank debt, operating facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity of credit facility			$ 25,000,000
Bank debt, syndicated facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity of credit facility			95,000,000
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Debt			39,426,000		37,420,000	$ 0
Nominal amount			$ 50,000,000
Shares converted per $1,000 of debt | shares	123.4568
Conversion price (in dollars per share) | $ / shares			$ 8.10
Convertible debentures | Stated interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		6.75%	6.75%
Convertible debentures | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days | day	20
Convertible debentures | Borrowings, Redemption, Period One | Top of range
Disclosure of detailed information about borrowings [line items]
Notice period for conversion	60 days
Convertible debentures | Borrowings, Redemption, Period One | Bottom of range
Disclosure of detailed information about borrowings [line items]
Notice period for conversion	30 days
Threshold percentage of stock price trigger	125.00%
Convertible debentures | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Threshold trading days | day	60
Convertible debentures | Borrowings, Redemption, Period Three | Top of range
Disclosure of detailed information about borrowings [line items]
Notice period for conversion	60 days
Convertible debentures | Borrowings, Redemption, Period Three | Bottom of range
Disclosure of detailed information about borrowings [line items]
Notice period for conversion	40 days
Conversion price as a percentage of share price	95.00%
Non-current credit facilities
Disclosure of detailed information about borrowings [line items]
Debt			$ 52,066,000		0
Current credit facilities
Disclosure of detailed information about borrowings [line items]
Debt			0		19,143,000
Nominal amount			120,000,000
Senior Notes
Disclosure of detailed information about borrowings [line items]
Debt			$ 305,409,000		324,691,000	$ 332,024,000
Nominal amount		$ 250
Senior Notes | Stated interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		8.50%	8.50%
Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		9.60%	9.60%
Senior Notes | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	104.25%
Senior Notes | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	102.125%
Senior Notes | Borrowings, Redemption, Period Three
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
Letters of credit
Disclosure of detailed information about borrowings [line items]
Debt			$ 13,000,000
Debt issue costs | Senior Notes
Disclosure of detailed information about borrowings [line items]
Debt			$ 7,700,000		$ (55,000)